Equity Investees Information, Statements of Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Equity Method Investments [Line Items]
Net revenues	¥ 308,399	¥ 306,383	¥ 193,405
Operating income (loss)	34,962	(1,064)	(14,759)
Net income (loss) attributable to controlling interests	¥ (5,461)	¥ (15,195)	¥ (26,026)
Minimum
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity investees	20.00%	20.00%	20.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in equity investees	50.00%	50.00%	50.00%